Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield		0.55%
Expected volatility	29.35%	30.00%
Expected volatility, lower range			44.68%
Expected volatility, upper range			49.86%
Risk-free interest rate, lower range	8.04%	7.53%	7.32%
Risk-free interest rate, upper range	8.22%	7.62%	7.71%
Expected lives	1-5.2 years	1-4.3 years	1-4 years
Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	0.65%		0.59%
Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend yield	0.70%		0.69%